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<FILENAME>cibc09302011.txt

                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                     Form 13F

                               Form 13F Cover Page

           Report for the Calendar Year or Quarter Ended  September 30, 2011

 If amended report check here:     [ ]            Amendment Number

 This Amendment(check only one):   [ ] is a restatement
                                   [ ] adds new holding Entries


 CIBC World Markets Corp.
 -------------------------------------------------------------------------------
 Name of Institutional Investment Manager

 425 Lexington Avenue, 3rd Floor            NEW YORK         NY         10017
 -------------------------------------------------------------------------------
 Business Address (Street)                   (City)        (State)      (Zip)

 13F File Number: 028-06918

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Jeffrey Thibeault            Chief Compliance Officer             212-667-8352
 -------------------------------------------------------------------------------
 Name                                 Title                           Phone




                                            /s/    Jeffrey Thibeault
                                        ----------------------------------------
                                            (Manual Signature of Person Duly
                                           Authorized to Submit this Report)

                                                NEW YORK, NY  11/10/2011
                                        ----------------------------------------
                                               Place and Date of Signing



 Report Type:

 [ x ]     13F HOLDINGS REPORT

 [   ]     13F NOTICE

 [   ]     13F COMBINATION REPORT





                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:                        0
                                            ____________________
 Form 13F Information Table Entry Total:                   0
                                            ____________________
 Form 13F Information Table Value Total:  $                0
                                            ____________________
                                                (thousands)


 List of Other Managers Reporting for this Manager: NONE






________________________________________________________________________________

                                                              FORM 13F
                                                         INFORMATION TABLE

                                                                                                             PAGE 1
COL1                         COL2    COL3        COL4     COL5              COL6     COL7           COL8
                                                                                              VOTING AUTHORITY
                                                                            INVSTMNT
                              TITLE             FAIR MKT SHARES OR           DISCRETN       SHARES   SHARES   SHARES
                               OF                VALUE   PRINCIPAL            SOLE    OTHR   SOLE    SHARED    NONE
 NAME OF ISSUER               CLASS CUSIP NO    (X$1000)    AMOUNT     P/C     (A)    MGR     (A)      (B)      (C)
 ___________________________  _____ _________  _________ _________           ________      ________ ________ ________


